CONTINGENCIES	12 Months Ended
Dec. 31, 2025
CONTINGENCIES
CONTINGENCIES

18.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On June 3, 2025, a director of the Company was served with a complaint filed by three institutional investors in the Beijing Fourth Intermediate People’s Court, alleging five defendants, including the director, engaged in corporate mismanagement that caused a significant decline in the value of the Company’s stock held by the investor, and seeking damages of RMB 47,249,848 (approximately $6.6 million). The Beijing Fourth Intermediate People’s Court has split the case into three separate cases, with each of the three institutional investors serving as plaintiff, and transferred these three cases to the Beijing Shijingshan District People’s Court for trial. The claims and defendants in the three cases remain unchanged, with the case amounts adjusted to RMB 12,245,087, RMB 14,001,912, and RMB 21,002,849, respectively. Currently, the three cases have not yet been formally accepted and filed by the Beijing Shijingshan District People’s Court.

On April 10, 2024, the Company was served with a copy of the winding up petition (the “Petition”), filed by Orient Plus International Limited (the “Petitioner”) with the Grand Court of the Cayman Islands (the “Grand Court”), seeking an order that the Company be wound up pursuant to Section 92(e) of the Cayman Islands Companies Act (2023 Revision), claiming that the management of the Company have acted unfairly and/or oppressively towards the Petitioner, the other investors and other minority shareholders, and/or the affairs of the Company have been conducted with a lack of probity, and the Petitioner and the other investors have justifiably lost confidence in the management of the Company. The Company filed a strike out application on July 10, 2024, which was dismissed by the Grand Court. The matter has therefore proceeded to trial. As of the date of this report, the parties are in the midst of discovery. The Company believes that the Petition is without any merit and intends to defend the matter vigorously.

18.CONTINGENCIES (CONTINUED)

On March 1, 2024, the Company was served a complaint regarding a lawsuit brought by three institutional investors (the “Plaintiffs”) against the Company and certain other parties, filed with the United States District Court of the Southern District of New York (the “SDNY”), alleging that the Company violated Section 11 and Section 12 of the Securities Act of 1933, as amended, by including untrue statements of material facts and omitting to state material facts required to make the statements therein not misleading, in its registration statement on Form F-1, as amended (File No. 333-239800), which was declared effective by the SEC on February 5, 2021. On March 17, 2021, two institutional investors, which are also two of the Plaintiffs, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. On March 5, 2024, the Plaintiffs filed an amended complaint and served the Company on March 6, 2024. The Company extended the deadline to respond to May 22, 2024 in order to coordinate with other defendants in the matter. The Company filed a motion to dismiss the Plaintiffs’ second amended complaint on May 22, 2024. As of the date of this report, the SDNY has denied the Company’s motion to dismiss the complaint, and the litigation is proceeding to the next phase of answering the complaint and discovery. The Company believes that the complaint is without any merit and intends to defend the matter vigorously.

As of this annual report, there are no other legal proceedings, claims, or disputes that might cause the Company to be subject to loss contingencies.